Private Placement (Details) - USD ($)		3 Months Ended
	Jul. 01, 2021	Mar. 31, 2023
IPO [Member]
Private Placement (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares)		5,250,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)		$ 5,250,000
Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Warrants price per share	$ 1
Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Warrants price per share		$ 1
Private Placement Warrant [Member] | Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares)	450,000
Generating gross proceeds (in Dollars)	$ 450,000
Private Placement Warrant [Member] | Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Common stock, price per share		$ 11.5